Short-term investments	6 Months Ended
Jun. 30, 2017
Investments Debt And Equity Securities [Abstract]
Short-term investments

3. Short-term investments

The short-term investments represent investments in REITs publicly traded on the Hong Kong Stock Exchange, money market instruments and publicly traded debt and equity securities, which are expected to be realized in cash during the next 12 months.

The Company accounts for the short-term investments in accordance with ASC subtopic 320-10, Investments-Debt and Equity Securities: Overall. The Company classified the REITs, investment in debt and equity securities, and money market instruments as trading securities which are bought and held principally for the purpose of selling them in the near term. The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820, Fair Value Measurement.

The realized gains, and unrealized presented in the accompanying statements of comprehensive income are related to trading securities held during the periods presented.

The following summarizes the short-term investments measured at fair value at December 31, 2016 and June 30, 2017:

	December 31, 2016
	US$ (Audited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Debt securities	20,601,816	20,599,683	2,133
REITs	15,612,864	15,266,447	346,417
Money market instrument	866,630	864,927	1,703
Equity securities	2,229,285	2,344,204	(114,919)

Total	39,310,595	39,075,261	235,334

	June 30, 2017
	US$ (Unaudited)
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
REITs	20,584,438	19,446,224	1,138,214
Money market instrument	20,711,963	20,700,917	11,046
Equity securities	8,389,322	7,761,003	628,319

Total	49,685,723	47,908,144	1,777,579

During the six months ended June 30, 2017, US$2,844,695 (June 30, 2016: US$915,903) net realized gain and US$1,777,579 (June 30, 2016: US$766,955) unrealized gain for trading securities are included in earnings.